STF Tactical Growth ETF
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS – 95.0%	Shares	Value
Accommodation - 0.5%
Marriott International, Inc. - Class A	3,551	$990,516

Administrative and Support Services - 2.2%
Baker Hughes Co.	12,412	509,140
Booking Holdings, Inc.	425	2,111,579
PayPal Holdings, Inc. (a)	12,918	1,102,551
PDD Holdings, Inc. - ADR (a)	4,694	455,271
		4,178,541

Apparel Manufacturing - 0.3%
Lululemon Athletica, Inc. (a)	1,507	576,292

Beverage and Tobacco Product Manufacturing - 2.2%
Coca-Cola Europacific Partners PLC	5,711	438,662
Keurig Dr Pepper, Inc.	16,780	538,974
Monster Beverage Corp. (a)	12,212	641,863
PepsiCo, Inc.	17,455	2,654,207
		4,273,706

Broadcasting - 1.0%
Comcast Corp. - Class A	49,067	1,841,484

Broadcasting and Content Providers - 0.2%
Warner Bros Discovery, Inc. (a)	30,506	322,448

Broadline Retail - 0.6%
MercadoLibre, Inc. (a)	642	1,091,682

Chemical Manufacturing - 4.3%
Amgen, Inc.	6,687	1,742,900
AstraZeneca PLC - ADR	7,243	474,561
Biogen, Inc. (a)	1,061	162,248
Gilead Sciences, Inc.	15,702	1,450,394
Linde PLC	6,053	2,534,209
Regeneron Pharmaceuticals, Inc. (a)	763	543,508
Vertex Pharmaceuticals, Inc. (a)	3,360	1,353,072
		8,260,892

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 0.3%
Ross Stores, Inc.	4,237	640,931

Commercial Services - 0.5%
Cintas Corp.	5,054	923,366

Computer and Electronic Product Manufacturing - 38.2%(b)
Advanced Micro Devices, Inc. (a)	20,265	2,447,809
Analog Devices, Inc.	6,215	1,320,439
Apple, Inc.	73,308	18,357,789
Broadcom, Inc.	23,233	5,321,441
Cisco Systems, Inc.	50,903	3,013,458
Fortinet, Inc. (a)	9,709	917,306
GE HealthCare Technologies, Inc.	5,688	444,688
GLOBALFOUNDRIES, Inc. (a)	3,528	151,386
Intel Corp.	31,923	640,056
Lam Research Corp.	16,369	1,182,333
Microchip Technology, Inc.	3,642	208,869
Micron Technology, Inc.	13,870	1,167,299
Microsoft Corp.	35,989	15,169,364
NVIDIA Corp.	114,921	15,432,741
NXP Semiconductors NV	3,200	665,120
ON Semiconductor Corp. (a)	2,702	170,361
Palo Alto Networks, Inc. (a)	8,100	1,473,876
QUALCOMM, Inc.	13,969	2,145,918
Roper Technologies, Inc.	1,347	700,238
Texas Instruments, Inc.	11,759	2,204,930
		73,135,421

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 1.4%
Airbnb, Inc. - Class A (a)	5,569	731,822
Automatic Data Processing, Inc.	5,119	1,498,485
Verisk Analytics, Inc.	1,754	483,104
		2,713,411

Fabricated Metal Product Manufacturing - 0.3%
Axon Enterprise, Inc. (a)	969	575,896

Food Manufacturing - 0.8%
Kraft Heinz Co.	15,405	473,088
Mondelez International, Inc. - Class A	16,787	1,002,687
		1,475,775

Food Services and Drinking Places - 0.8%
DoorDash, Inc. - Class A (a)	4,736	794,464
Starbucks Corp.	7,957	726,076
		1,520,540

General Merchandise Retailers - 2.6%
Costco Wholesale Corp.	5,500	5,039,485

Machinery Manufacturing - 1.9%
Applied Materials, Inc.	10,475	1,703,549
ASML Holding NV	1,188	823,379
KLA Corp.	1,698	1,069,944
		3,596,872

Management of Companies and Enterprises - 0.1%
ARM Holdings PLC - ADR (a)	1,514	186,767

Merchant Wholesalers, Durable Goods - 0.6%
Copart, Inc. (a)	12,084	693,501
Fastenal Co.	7,209	518,399
		1,211,900

Miscellaneous Manufacturing - 1.3%
Dexcom, Inc. (a)	2,801	217,834
Intuitive Surgical, Inc. (a)	4,400	2,296,624
		2,514,458

Motor Vehicle and Parts Dealers - 0.5%
O'Reilly Automotive, Inc. (a)	737	873,935

Nonestore Retailers - 5.8%
Amazon.com, Inc. (a)	50,338	11,043,654

Oil and Gas Extraction - 0.3%
Diamondback Energy, Inc.	3,738	612,397

Other Information Services - 2.4%
CoStar Group, Inc. (a)	5,223	373,914
Meta Platforms, Inc. - Class A	7,339	4,270,322
		4,644,236

Professional, Scientific, and Technical Services - 8.9%
Alphabet, Inc. - Class A	27,964	5,293,585
Alphabet, Inc. - Class C	26,686	5,082,082
AppLovin Corp. - Class A (a)	3,467	1,122,719
Atlassian Corp. - Class A (a)	1,943	472,887
CDW Corp.	1,716	298,653
Cognizant Technology Solutions Corp. - Class A	6,250	480,625
IDEXX Laboratories, Inc. (a)	1,039	429,564
Marvell Technology, Inc.	10,818	1,194,848
Paychex, Inc.	4,552	638,281
Take-Two Interactive Software, Inc. (a)	2,169	399,270
Trade Desk, Inc. - Class A (a)	5,468	642,654
Workday, Inc. - Class A (a)	2,671	689,198
Zscaler, Inc. (a)	1,880	339,171
		17,083,537

Publishing Industries - 6.0%
Adobe, Inc. (a)	2,972	1,321,589
ANSYS, Inc. (a)	1,077	363,304
Autodesk, Inc. (a)	2,694	796,266
Cadence Design Systems, Inc. (a)	3,387	1,017,658
Crowdstrike Holdings, Inc. - Class A (a)	2,840	971,734
Datadog, Inc. - Class A (a)	3,719	531,408
Electronic Arts, Inc.	3,266	477,816
Intuit, Inc.	3,528	2,217,348
MicroStrategy, Inc. - Class A (a)	2,405	696,536
MongoDB, Inc. (a)	493	114,775
Palantir Technologies, Inc. - Class A (a)	26,754	2,023,405
Synopsys, Inc. (a)	1,888	916,360
		11,448,199

Rail Transportation - 0.4%
CSX Corp.	24,499	790,583

Rental and Leasing Services - 2.4%
Netflix, Inc. (a)	5,225	4,657,147

Telecommunications - 2.0%
Charter Communications, Inc. - Class A (a)	1,776	608,760
T-Mobile US, Inc.	14,851	3,278,061
		3,886,821

Transportation Equipment Manufacturing - 4.6%
Honeywell International, Inc.	8,174	1,846,425
PACCAR, Inc.	6,655	692,253
Tesla, Inc. (a)	15,869	6,359,817
		8,898,495

Truck Transportation - 0.3%
Old Dominion Freight Line, Inc.	2,710	478,044

Utilities - 1.3%
American Electric Power Co., Inc.	6,657	613,975
Constellation Energy Corp.	3,921	877,167
Exelon Corp.	12,625	475,205
Xcel Energy, Inc.	7,036	475,071
		2,441,418
TOTAL COMMON STOCKS (Cost $135,937,965)		181,928,849

TOTAL INVESTMENTS - 95.0% (Cost $135,937,965)		181,928,849
Other Assets in Excess of Liabilities - 5.0%		9,352,030
TOTAL NET ASSETS - 100.0%		$191,280,879
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$181,928,849	$–	$–	$181,928,849
Total Investments	$181,928,849	$–	$–	$181,928,849

Refer to the Schedule of Investments for further disaggregation of investment categories.